GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending October 31, 2000 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:


Janus Fund; Janus Twenty Fund; Janus Worldwide Fund
File No. 811-01879
Form N-30D
Filed  via  EDGAR  and   accepted   on   December   21,   2000
Accession   No. 0001012709-00-001163

AIM Blue Chip Fund
File No. 811-01424
Form N-30D
Filed  via   EDGAR  and   accepted   on   January   10,   2001
Accession   No. 0000950129-01-000111